INVENTORIES - Schedule of inventories (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Finished products	$ 6,070		$ 4,853
Production in process	5,097		4,177
Raw materials	5,286		5,245
Manufacturing supplies, spare parts and other	2,673		2,226
Total	19,126		16,501
Other inventories, spare parts	2,100		1,700
Other current inventories	600		$ 500
Inventory write-down	$ 260	$ 365